Tax liabilities (Details) - ARS ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total Current	$ 1,317	$ 1,205
Provincial Municipal Federal Contribution Taxes Payable [Member]
IfrsStatementLineItems [Line Items]
Total Current	354	255
Tax Withholdings [Member]
IfrsStatementLineItems [Line Items]
Total Current	567	443
S U S S Withholdings [Member]
IfrsStatementLineItems [Line Items]
Total Current	58	53
Municipal Taxes Payble [Member]
IfrsStatementLineItems [Line Items]
Total Current	$ 338	$ 454